OPERATING LEASES AND COMMITMENTS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 147	$ 405
Renewed office lease	533
Repayments of lease liability	(265)	(277)
Other	11	19
Ending balance	426	147
Lease liability due within one year	58	144
Lease liability long term	$ 368	$ 3